DIVESTMENTS AND ASSETS HELD FOR SALE - Schedule of divestments completed (Details) - USD ($) $ in Millions		6 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents		$ 4,848	$ 5,392	$ 5,358	$ 6,400
Property, plant and equipment		41,399	41,041
Total assets		99,150	97,703
Total current liabilities		22,395	22,520
Other long-term liabilities		1,560	1,540
Total liabilities		42,327	$ 41,167
AMTPR | Disposal group, disposed of by sale, not discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents		2
Other current assets		21
Property, plant and equipment		6
Other assets		0
Total assets		29
Total current liabilities		58
Other long-term liabilities		0
Total liabilities		58
Total net assets disposed of		(29)
Goodwill allocation		0
Consideration		0
Reclassification of foreign exchange	$ 7	7
Gain on disposal	$ 36	$ 36